Discontinued operations	12 Months Ended
Dec. 31, 2021
Disclosure Of Discontinued Operations [Abstract]
Discontinued operations
24.	Discontinued operations
In January 2020, the Group entered into negotiations relating to the sale of Elgaugol OOO, ElgaDoroga OOO and Mecheltrans-Vostok OOO (collectively – “Elga coal complex”) to a prospective buyer, a third party. On April 21, 2020, the Group received a consent required by the put option agreement (in June 2016, the put option agreement was signed granting put option to Gazprombank to sell the stake (in full or in part) in the Elga coal complex to the Group within three years following a five-year grace period or in case of a breach of conditions stipulated by such agreement. Gazprombank held 49% in the Elga coal complex; put option agreement allowed the Group to retain control over 100% of shares and therefore obligations under the put option was recognised as non-current
financial liability) from Gazprombank permitting the sale of the 51% share of the Elga coal complex to the buyer. Since that date, the Elga coal complex was accounted for as a disposal group held for sale.
On April 21, 2020, the Group signed a sale and purchase agreement with the buyer for the sale of the Elga coal complex for the consideration of RUB 89 billion. From that date, the Group lost control over the Elga coal complex. The deal on disposal was completed on April 30, 2020 upon the legal transfer of ownership. This transaction resulted in a pre-tax
gain of RUB 45,580 million.

April 21, 2020
Consideration paid by the buyer	89,000
Derecognition of put option from Gazprombank	49,418
Net assets disposed of	(92,838)

Gain on sale of discontinued operations	45,580

The Elga coal complex represented one of the separate major lines of the Group’s business that operated in Sakha Republic (Yakutia) in Far East and it was classified as a discontinued operation due to significant contribution to the Group’s pretax loss, financing and investing cash flows.
As a result of the Elga coal complex being classified as discontinued operation, the comparative amounts for the year ended December 31, 2019 in these consolidated financial statements have been adjusted accordingly. The results of the Elga coal complex presented as discontinued operations in the consolidated statements of profit or loss and other comprehensive income were as follows where operations for 2020 represents operations for the period of January 1 — April 21, 2020:

	Year ended December 31,
	2020	2019
Revenue	2,142	9,414
Expenses	(3,010)	(12,115)
Finance costs	(1,708)	(4,967)
Foreign exchange (loss) gain, net	(1,377)	952

Loss before tax from discontinued operations	(3,953)	(6,716)

Income tax expense	(18)	(74)

Loss after tax from discontinued operations	(3,971)	(6,790)

Gain on sale of discontinued operations	45,580	—
Income tax expense related to sale transaction	—	—
Net gain on sale of discontinued operations	45,580	—

Profit (loss) after tax for the period from discontinued operations	41,609	(6,790)

The

sales of coking and steam coal to the third parties were included in the results of discontinued operations and coal used in production of coke and steel was included in the continuing operations. Finance costs from discontinued operations include remeasurement of
non-current
obligation related to put option of Gazprombank granted on
non-controlling
interests in the Elga coal complex in the amount of RUB
1,217
 million and RUB
4,145
 million for the years ended December
31
,
2020
and
2019
, respectively.
The major classes of assets and liabilities of the Elga coal complex classified as a disposal group as of the disposal date were as follows:

Assets	April 21, 2020
Non-current assets
Property, plant and equipment	95,411
Right-of-use assets	1,647
Mineral licenses	11,696
Other non-current assets	7

Total non-current assets	108,761

Current assets
Inventories	928
Income tax receivables	8
Other current assets	248
Trade and other receivables	3,060
Cash and cash equivalents	21

Total current assets	4,265

Total assets	113,026

Liabilities	April 21, 2020
Non-current liabilities
Lease liabilities	565
Pension obligations	110
Provisions	940
Deferred tax liabilities	6,567

Total non-current liabilities	8,182

Current liabilities
Loans and borrowings	8,031
Trade and other payables	1,930
Lease liabilities	883
Taxes and similar charges payable other than income tax	1,075
Advances received	2
Pension obligations	24
Provisions	61

Total current liabilities	12,006

Total liabilities	20,188

Net assets	92,838

Other
non-current
financial liabilities of RUB 49,418 million under the put option of Gazprombank were derecognised upon the Elga coal complex disposal.

The net cash flows from discontinued operations of the Elga coal complex were as follows where net cash flows for 2020 represents net cash flows for the period of January 1 – April 21, 2020:

	Year ended December 31,
	2020	2019
Operating	1,102	2,668
Investing	(182)	(867)
Financing	(906)	(1,800)

Net cash inflow	14	1